Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the year	[1]	$ 81,999	$ 87,045	$ 103,984
Items that are not be reclassified subsequently to gains and losses:
Change in fair value for revaluation by equity instrument to FVOCI, net of hedging		187	0	0
Items that are or may be reclassified subsequently to gains and losses:
Net change in unrealized gain (losses) on financial instruments at fair value through OCI		696	8,078	(2,114)
Net change in unrealized losses on derivative financial instruments		2,391	(198)	(730)
Foreign currency translation adjustment, net		(60)	0	0
Exchange difference in conversion of foreign operating currency		1,550	0	0
Other comprehensive income (loss)		4,764	7,880	(2,844)
Total comprehensive income for the year		$ 86,763	$ 94,925	$ 101,140

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.